Segment Reporting - Core Earnings Adjustments to GAAP (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Amount that will be equal to cumulative net unrealized gain or loss over the life of the contract	$ 0